Shareholder Report	6 Months Ended
May 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Mt. Vernon Street Trust
Entity Central Index Key	0000707823
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Fidelity Series Growth Company Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Growth Company Fund
Class Name	Fidelity® Series Growth Company Fund
Trading Symbol	FCGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Growth Company Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Growth Company Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 23,490,124,091
Holdings Count | shares	635
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$23,490,124,091
Number of Holdings	635
Portfolio Turnover	28%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 54.1 Communication Services 11.4 Health Care 11.0 Consumer Discretionary 10.5 Industrials 6.7 Financials 2.6 Consumer Staples 2.1 Materials 0.6 Energy 0.4 Real Estate 0.1 Utilities 0.0 Common Stocks 96.0 Preferred Stocks 3.5 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.0 Preferred Stocks - 3.5 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 96.3 Japan 0.7 Netherlands 0.7 Finland 0.5 Canada 0.4 Switzerland 0.3 China 0.2 Taiwan 0.2 India 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.3 Japan - 0.7 Netherlands - 0.7 Finland - 0.5 Canada - 0.4 Switzerland - 0.3 China - 0.2 Taiwan - 0.2 India - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 16.1 Apple Inc 7.3 Microsoft Corp 5.8 Amazon.com Inc 5.2 Alphabet Inc Class A 4.3 Sandisk Corp/DE 3.8 Ciena Corp 3.7 Alphabet Inc Class C 2.9 Meta Platforms Inc Class A 2.8 Broadcom Inc 2.2 54.1
Fidelity New Millennium Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New Millennium Fund®
Class Name	Fidelity® New Millennium Fund®
Trading Symbol	FMILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Millennium Fund® for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Millennium Fund®	$ 39	0.73%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%
Net Assets	$ 5,991,297,162
Holdings Count | shares	132
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$5,991,297,162
Number of Holdings	132
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.6 Industrials 17.6 Communication Services 8.8 Consumer Discretionary 8.4 Financials 8.4 Health Care 7.7 Energy 3.8 Materials 3.4 Consumer Staples 2.5 Real Estate 1.4 Utilities 0.7 Common Stocks 99.1 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 93.3 Netherlands 1.1 Taiwan 1.1 United Kingdom 1.1 Italy 0.9 Canada 0.8 Chile 0.5 Israel 0.3 Spain 0.3 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Netherlands - 1.1 Taiwan - 1.1 United Kingdom - 1.1 Italy - 0.9 Canada - 0.8 Chile - 0.5 Israel - 0.3 Spain - 0.3 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.7 Apple Inc 6.5 Alphabet Inc Class A 6.3 Space Exploration Technologies Corp 5.4 Amazon.com Inc 4.7 Microsoft Corp 4.4 Broadcom Inc 2.5 Micron Technology Inc 2.2 Exxon Mobil Corp 1.7 Eli Lilly & Co 1.7 44.1
Fidelity Growth Strategies K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies K6 Fund
Class Name	Fidelity® Growth Strategies K6 Fund
Trading Symbol	FSKGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Strategies K6 Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Strategies K6 Fund	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 1,123,753,976
Holdings Count | shares	150
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$1,123,753,976
Number of Holdings	150
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 41.6 Information Technology 17.6 Consumer Discretionary 15.2 Health Care 6.5 Financials 3.9 Utilities 2.9 Materials 2.9 Communication Services 2.6 Consumer Staples 2.2 Energy 2.1 Real Estate 1.3 Common Stocks 98.2 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 96.6 Australia 1.4 Canada 0.5 United Kingdom 0.4 Korea (South) 0.4 Puerto Rico 0.3 Thailand 0.2 Switzerland 0.2 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.6 Australia - 1.4 Canada - 0.5 United Kingdom - 0.4 Korea (South) - 0.4 Puerto Rico - 0.3 Thailand - 0.2 Switzerland - 0.2 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Howmet Aerospace Inc 5.1 Sterling Infrastructure Inc 3.6 Comfort Systems USA Inc 2.8 Monolithic Power Systems Inc 2.6 Datadog Inc Class A 2.6 Rocket Lab Corp 2.2 Hilton Worldwide Holdings Inc 2.2 Vertiv Holdings Co Class A 2.1 Royal Caribbean Cruises Ltd 2.1 RBC Bearings Inc 1.9 27.2
Fidelity Growth Strategies Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity® Growth Strategies Fund
Trading Symbol	FDEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Strategies Fund	$ 41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
Net Assets	$ 4,326,978,563
Holdings Count | shares	150
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$4,326,978,563
Number of Holdings	150
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 41.7 Information Technology 17.9 Consumer Discretionary 15.6 Health Care 6.6 Financials 4.0 Materials 2.9 Utilities 2.9 Communication Services 2.6 Consumer Staples 2.3 Energy 2.1 Real Estate 1.3 Common Stocks 99.3 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 96.5 Australia 1.4 Canada 0.6 United Kingdom 0.4 Korea (South) 0.4 Puerto Rico 0.3 Thailand 0.2 Switzerland 0.2 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.5 Australia - 1.4 Canada - 0.6 United Kingdom - 0.4 Korea (South) - 0.4 Puerto Rico - 0.3 Thailand - 0.2 Switzerland - 0.2 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Howmet Aerospace Inc 5.1 Sterling Infrastructure Inc 3.6 Comfort Systems USA Inc 2.8 Monolithic Power Systems Inc 2.6 Datadog Inc Class A 2.5 Hilton Worldwide Holdings Inc 2.2 Rocket Lab Corp 2.1 Vertiv Holdings Co Class A 2.1 Royal Caribbean Cruises Ltd 2.1 RBC Bearings Inc 1.9 27.0
Fidelity Growth Strategies Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity® Growth Strategies Fund Class K
Trading Symbol	FAGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 4,326,978,563
Holdings Count | shares	150
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$4,326,978,563
Number of Holdings	150
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 41.7 Information Technology 17.9 Consumer Discretionary 15.6 Health Care 6.6 Financials 4.0 Materials 2.9 Utilities 2.9 Communication Services 2.6 Consumer Staples 2.3 Energy 2.1 Real Estate 1.3 Common Stocks 99.3 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 96.5 Australia 1.4 Canada 0.6 United Kingdom 0.4 Korea (South) 0.4 Puerto Rico 0.3 Thailand 0.2 Switzerland 0.2 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.5 Australia - 1.4 Canada - 0.6 United Kingdom - 0.4 Korea (South) - 0.4 Puerto Rico - 0.3 Thailand - 0.2 Switzerland - 0.2 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Howmet Aerospace Inc 5.1 Sterling Infrastructure Inc 3.6 Comfort Systems USA Inc 2.8 Monolithic Power Systems Inc 2.6 Datadog Inc Class A 2.5 Hilton Worldwide Holdings Inc 2.2 Rocket Lab Corp 2.1 Vertiv Holdings Co Class A 2.1 Royal Caribbean Cruises Ltd 2.1 RBC Bearings Inc 1.9 27.0
Fidelity Growth Company K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Company K6 Fund
Class Name	Fidelity® Growth Company K6 Fund
Trading Symbol	FGKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Company K6 Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Company K6 Fund	$ 25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 27,749,777,045
Holdings Count | shares	609
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$27,749,777,045
Number of Holdings	609
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.2 Communication Services 13.0 Health Care 11.1 Consumer Discretionary 10.3 Industrials 6.6 Financials 2.6 Consumer Staples 2.1 Materials 0.5 Energy 0.4 Real Estate 0.1 Utilities 0.0 Common Stocks 96.0 Preferred Stocks 3.9 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.0 Preferred Stocks - 3.9 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 96.4 Netherlands 0.7 Japan 0.7 Finland 0.5 Canada 0.4 Switzerland 0.3 Taiwan 0.2 China 0.2 United Kingdom 0.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.4 Netherlands - 0.7 Japan - 0.7 Finland - 0.5 Canada - 0.4 Switzerland - 0.3 Taiwan - 0.2 China - 0.2 United Kingdom - 0.1 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.9 Apple Inc 6.7 Alphabet Inc Class A 5.4 Amazon.com Inc 5.1 Microsoft Corp 4.7 Meta Platforms Inc Class A 3.9 Broadcom Inc 3.8 Sandisk Corp/DE 3.8 Ciena Corp 3.7 Eli Lilly & Co 2.3 54.3
Fidelity Growth Company Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Company Fund
Class Name	Fidelity® Growth Company Fund
Trading Symbol	FDGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Company Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Company Fund	$ 41	0.73%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.73%
Net Assets	$ 99,453,200,356
Holdings Count | shares	637
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$99,453,200,356
Number of Holdings	637
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 54.1 Communication Services 11.9 Health Care 11.1 Consumer Discretionary 10.6 Industrials 6.1 Financials 2.7 Consumer Staples 2.2 Materials 0.6 Energy 0.4 Real Estate 0.1 Utilities 0.0 Common Stocks 96.5 Preferred Stocks 3.3 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.5 Preferred Stocks - 3.3 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.3 Netherlands 0.7 Japan 0.7 Finland 0.5 Canada 0.4 Switzerland 0.3 China 0.2 Taiwan 0.2 India 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.3 Netherlands - 0.7 Japan - 0.7 Finland - 0.5 Canada - 0.4 Switzerland - 0.3 China - 0.2 Taiwan - 0.2 India - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.7 Apple Inc 7.5 Microsoft Corp 6.0 Amazon.com Inc 5.3 Alphabet Inc Class A 4.4 Sandisk Corp/DE 3.8 Ciena Corp 3.7 Alphabet Inc Class C 3.1 Meta Platforms Inc Class A 2.8 Broadcom Inc 2.3 54.6
Fidelity Growth Company Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Company Fund
Class Name	Fidelity® Growth Company Fund Class K
Trading Symbol	FGCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Company Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 37	0.66%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.66%
Net Assets	$ 99,453,200,356
Holdings Count | shares	637
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$99,453,200,356
Number of Holdings	637
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 54.1 Communication Services 11.9 Health Care 11.1 Consumer Discretionary 10.6 Industrials 6.1 Financials 2.7 Consumer Staples 2.2 Materials 0.6 Energy 0.4 Real Estate 0.1 Utilities 0.0 Common Stocks 96.5 Preferred Stocks 3.3 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.5 Preferred Stocks - 3.3 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.3 Netherlands 0.7 Japan 0.7 Finland 0.5 Canada 0.4 Switzerland 0.3 China 0.2 Taiwan 0.2 India 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.3 Netherlands - 0.7 Japan - 0.7 Finland - 0.5 Canada - 0.4 Switzerland - 0.3 China - 0.2 Taiwan - 0.2 India - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.7 Apple Inc 7.5 Microsoft Corp 6.0 Amazon.com Inc 5.3 Alphabet Inc Class A 4.4 Sandisk Corp/DE 3.8 Ciena Corp 3.7 Alphabet Inc Class C 3.1 Meta Platforms Inc Class A 2.8 Broadcom Inc 2.3 54.6
Fidelity Equity Growth K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Growth K6 Fund
Class Name	Fidelity® Equity Growth K6 Fund
Trading Symbol	FEGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Growth K6 Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Growth K6 Fund	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 378,969,043
Holdings Count | shares	143
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$378,969,043
Number of Holdings	143
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.8 Communication Services 11.6 Consumer Discretionary 10.2 Industrials 10.2 Health Care 7.3 Financials 4.9 Materials 4.7 Consumer Staples 1.0 Energy 0.7 Utilities 0.3 Real Estate 0.3 Common Stocks 98.0 Preferred Stocks 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 88.9 Taiwan 3.7 Canada 1.2 Korea (South) 1.2 Belgium 0.9 Chile 0.7 Netherlands 0.6 Brazil 0.5 Australia 0.5 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Taiwan - 3.7 Canada - 1.2 Korea (South) - 1.2 Belgium - 0.9 Chile - 0.7 Netherlands - 0.6 Brazil - 0.5 Australia - 0.5 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.7 Microsoft Corp 7.2 Alphabet Inc Class A 7.2 Apple Inc 5.7 Amazon.com Inc 5.1 Broadcom Inc 4.2 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.5 Meta Platforms Inc Class A 3.0 Eli Lilly & Co 2.8 Mastercard Inc Class A 2.6 55.0
Fidelity Advisor Growth Strategies Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity Advisor® Growth Strategies Fund Class A
Trading Symbol	FGSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	1.08%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
Net Assets	$ 4,326,978,563
Holdings Count | shares	150
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$4,326,978,563
Number of Holdings	150
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 41.7 Information Technology 17.9 Consumer Discretionary 15.6 Health Care 6.6 Financials 4.0 Materials 2.9 Utilities 2.9 Communication Services 2.6 Consumer Staples 2.3 Energy 2.1 Real Estate 1.3 Common Stocks 99.3 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 96.5 Australia 1.4 Canada 0.6 United Kingdom 0.4 Korea (South) 0.4 Puerto Rico 0.3 Thailand 0.2 Switzerland 0.2 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.5 Australia - 1.4 Canada - 0.6 United Kingdom - 0.4 Korea (South) - 0.4 Puerto Rico - 0.3 Thailand - 0.2 Switzerland - 0.2 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Howmet Aerospace Inc 5.1 Sterling Infrastructure Inc 3.6 Comfort Systems USA Inc 2.8 Monolithic Power Systems Inc 2.6 Datadog Inc Class A 2.5 Hilton Worldwide Holdings Inc 2.2 Rocket Lab Corp 2.1 Vertiv Holdings Co Class A 2.1 Royal Caribbean Cruises Ltd 2.1 RBC Bearings Inc 1.9 27.0
Fidelity Advisor Growth Strategies Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity Advisor® Growth Strategies Fund Class M
Trading Symbol	FGSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.33%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.33%
Net Assets	$ 4,326,978,563
Holdings Count | shares	150
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$4,326,978,563
Number of Holdings	150
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 41.7 Information Technology 17.9 Consumer Discretionary 15.6 Health Care 6.6 Financials 4.0 Materials 2.9 Utilities 2.9 Communication Services 2.6 Consumer Staples 2.3 Energy 2.1 Real Estate 1.3 Common Stocks 99.3 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 96.5 Australia 1.4 Canada 0.6 United Kingdom 0.4 Korea (South) 0.4 Puerto Rico 0.3 Thailand 0.2 Switzerland 0.2 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.5 Australia - 1.4 Canada - 0.6 United Kingdom - 0.4 Korea (South) - 0.4 Puerto Rico - 0.3 Thailand - 0.2 Switzerland - 0.2 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Howmet Aerospace Inc 5.1 Sterling Infrastructure Inc 3.6 Comfort Systems USA Inc 2.8 Monolithic Power Systems Inc 2.6 Datadog Inc Class A 2.5 Hilton Worldwide Holdings Inc 2.2 Rocket Lab Corp 2.1 Vertiv Holdings Co Class A 2.1 Royal Caribbean Cruises Ltd 2.1 RBC Bearings Inc 1.9 27.0
Fidelity Advisor Growth Strategies Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity Advisor® Growth Strategies Fund Class C
Trading Symbol	FGSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 96	1.83%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.83%
Net Assets	$ 4,326,978,563
Holdings Count | shares	150
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$4,326,978,563
Number of Holdings	150
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 41.7 Information Technology 17.9 Consumer Discretionary 15.6 Health Care 6.6 Financials 4.0 Materials 2.9 Utilities 2.9 Communication Services 2.6 Consumer Staples 2.3 Energy 2.1 Real Estate 1.3 Common Stocks 99.3 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 96.5 Australia 1.4 Canada 0.6 United Kingdom 0.4 Korea (South) 0.4 Puerto Rico 0.3 Thailand 0.2 Switzerland 0.2 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.5 Australia - 1.4 Canada - 0.6 United Kingdom - 0.4 Korea (South) - 0.4 Puerto Rico - 0.3 Thailand - 0.2 Switzerland - 0.2 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Howmet Aerospace Inc 5.1 Sterling Infrastructure Inc 3.6 Comfort Systems USA Inc 2.8 Monolithic Power Systems Inc 2.6 Datadog Inc Class A 2.5 Hilton Worldwide Holdings Inc 2.2 Rocket Lab Corp 2.1 Vertiv Holdings Co Class A 2.1 Royal Caribbean Cruises Ltd 2.1 RBC Bearings Inc 1.9 27.0
Fidelity Advisor Growth Strategies Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity Advisor® Growth Strategies Fund Class I
Trading Symbol	FGSJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 4,326,978,563
Holdings Count | shares	150
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$4,326,978,563
Number of Holdings	150
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 41.7 Information Technology 17.9 Consumer Discretionary 15.6 Health Care 6.6 Financials 4.0 Materials 2.9 Utilities 2.9 Communication Services 2.6 Consumer Staples 2.3 Energy 2.1 Real Estate 1.3 Common Stocks 99.3 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 96.5 Australia 1.4 Canada 0.6 United Kingdom 0.4 Korea (South) 0.4 Puerto Rico 0.3 Thailand 0.2 Switzerland 0.2 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.5 Australia - 1.4 Canada - 0.6 United Kingdom - 0.4 Korea (South) - 0.4 Puerto Rico - 0.3 Thailand - 0.2 Switzerland - 0.2 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Howmet Aerospace Inc 5.1 Sterling Infrastructure Inc 3.6 Comfort Systems USA Inc 2.8 Monolithic Power Systems Inc 2.6 Datadog Inc Class A 2.5 Hilton Worldwide Holdings Inc 2.2 Rocket Lab Corp 2.1 Vertiv Holdings Co Class A 2.1 Royal Caribbean Cruises Ltd 2.1 RBC Bearings Inc 1.9 27.0
Fidelity Advisor Growth Strategies Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity Advisor® Growth Strategies Fund Class Z
Trading Symbol	FGSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 4,326,978,563
Holdings Count | shares	150
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$4,326,978,563
Number of Holdings	150
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 41.7 Information Technology 17.9 Consumer Discretionary 15.6 Health Care 6.6 Financials 4.0 Materials 2.9 Utilities 2.9 Communication Services 2.6 Consumer Staples 2.3 Energy 2.1 Real Estate 1.3 Common Stocks 99.3 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 96.5 Australia 1.4 Canada 0.6 United Kingdom 0.4 Korea (South) 0.4 Puerto Rico 0.3 Thailand 0.2 Switzerland 0.2 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.5 Australia - 1.4 Canada - 0.6 United Kingdom - 0.4 Korea (South) - 0.4 Puerto Rico - 0.3 Thailand - 0.2 Switzerland - 0.2 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Howmet Aerospace Inc 5.1 Sterling Infrastructure Inc 3.6 Comfort Systems USA Inc 2.8 Monolithic Power Systems Inc 2.6 Datadog Inc Class A 2.5 Hilton Worldwide Holdings Inc 2.2 Rocket Lab Corp 2.1 Vertiv Holdings Co Class A 2.1 Royal Caribbean Cruises Ltd 2.1 RBC Bearings Inc 1.9 27.0